Note 6. Accrued Expenses (Detail) - Warranty Provision Roll Forward (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 87	$ 75
Additions	127	212
Payments	(143)	(200)
Balance at end of year	$ 71	$ 87